Cash and deposits with financial institutions	6 Months Ended
Apr. 30, 2025
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	April 30 2025		January 31 2025		October 31 2024
Cash and non-interest-bearing deposits with financial institutions	$10,808		$9,897		$9,406
Interest-bearing deposits with financial institutions	52,769		60,301		54,454
Total	$63,577	(1)	$70,198	(1)	$63,860	(1)
(1)	Net of allowances of $3 (January 31, 2025 – $3; October 31, 2024 – $3).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $6,464 million (January 31, 2025 – $5,793 million; October 31, 2024 – $5,322 million) and are included above.